Note 2 - Cost of Sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cost of Sales [Abstract]
Inventories at the beginning of the year		$ 1,636,673	$ 2,265,880	$ 2,524,341
Increase in inventory due to business combinations			199,589	52,966
Decrease in inventory due to sale of subsidiaries		(10,662)
Plus: Charges of the year
Raw materials, energy, consumables and other		3,841,551	1,545,688	2,709,629
Services and fees		208,472	154,976	222,415
Labor cost	[1]	824,071	757,359	870,261
Depreciation of property, plant and equipment		448,843	503,725	428,791
Amortization of intangible assets		7,645	8,121	5,948
Depreciation of right-of-use assets		35,910	40,127	28,727
Maintenance expenses		129,350	107,764	284,758
Allowance for obsolescence		23,296	35,809	29,138
Taxes		40,887	45,162	100,738
Other		98,159	59,790	115,663
Cost of sales including discontinued operations		5,647,522	3,458,110	4,849,034
Less: Inventories at the end of the year		(2,672,593)	(1,636,673)	(2,265,880)
Cost of sales		4,611,602	4,087,317	5,107,495
Cost of sales, labor cost severance charges		$ 12,800	$ 81,300	$ 17,200

[1]	For the year ended December 2021, 2020 and 2019, labor cost includes approximately $12.8 million, $81.3 million and $17.2 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.